Organization and Principal Activities - Schedule of Subsidiaries (Details)	12 Months Ended
Jun. 30, 2026
Starry Prospect Limited [Member]
Schedule of Subsidiaries [Line Items]
Background	● A BVI company● Incorporated on June 11, 2024
Ownership	100.00%
Principal activity	Holding company
Accolade Corporate Services Limited (“ACSL”) [Member]
Schedule of Subsidiaries [Line Items]
Background	● A Hong Kong company● Incorporated on December 4, 2009
Ownership	100.00%
Principal activity	Corporate secretarial services
Accolade Consultants Limited (“ACL”) [Member]
Schedule of Subsidiaries [Line Items]
Background	● A Hong Kong company● Incorporated on August 2, 2010
Ownership	100.00%
Principal activity	Accounting services
Accolade IP (SG) Pte. Ltd. (“ASG”) [Member]
Schedule of Subsidiaries [Line Items]
Background	● A Singapore company● Incorporated on January 26, 2018
Ownership	100.00%
Principal activity	IP registration services